Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options	3,531,064	3,531,064
Weighted average remaining contractual life of options outstanding	18 years	20 years
2024 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 159.87	$ 159.87
Share Options	30,144	30,144
2026 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 41.23	$ 41.23
Share Options	22,870	22,870
2027 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 4.52	$ 4.52
Share Options	8,370	8,370
2031 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 41.23	$ 41.23
Share Options	2,430	2,430
2040 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 0.48	$ 0.48
Share Options	3,433,000	3,433,000
2041 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price (in Dollars per share)	$ 41.23	$ 41.23
Share Options	34,250	34,250
Share Options 2021 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options		3,531,064
Weighted average remaining contractual life of options outstanding		18 years
Share Options 2021 [Member] | 2024 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options		30,144
Share Options 2021 [Member] | 2026 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options		22,870
Share Options 2021 [Member] | 2027 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options		8,370
Share Options 2021 [Member] | 2031 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options		2,430
Share Options 2021 [Member] | 2040 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options		3,433,000
Share Options 2021 [Member] | 2041 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options		34,250
Share Options 2020 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options		3,433,000
Weighted average remaining contractual life of options outstanding		20 years
Share Options 2020 [Member] | 2024 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options
Share Options 2020 [Member] | 2026 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options
Share Options 2020 [Member] | 2027 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options
Share Options 2020 [Member] | 2031 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options
Share Options 2020 [Member] | 2040 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options		3,433,000
Share Options 2020 [Member] | 2041 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options